Distribution Date:	08/17/26	BBCMS Mortgage Trust 2025-5C37
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-5C37

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Attention: General Contact		RRcmbs@barclays.com;
					SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Special Servicer	3650 REIT Loan Servicing LLC
Historical Detail	18		Attention: General Counsel		compliance@3650REIT.com;
					specialservicing@3650REIT.com
Delinquency Loan Detail	19		2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
Collateral Stratification and Historical Detail	20	Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
			Attention: Surveillance Manager		notices@pentalphasurveilllance.com
Specially Serviced Loan Detail - Part 2	22
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	23
		Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26
		Directing Certificateholder	3650 Real Estate Investment Trust 2 LLC
Supplemental Notes	27
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05494NAA9	4.168000%	1,881,000.00	1,656,698.18	19,508.50	5,754.27	0.00	0.00	25,262.77	1,637,189.68	30.01%	30.00%
A-2	05494NAB7	4.534000%	75,000,000.00	75,000,000.00	0.00	283,375.00	0.00	0.00	283,375.00	75,000,000.00	30.01%	30.00%
A-3	05494NAC5	5.015000%	442,182,000.00	442,182,000.00	0.00	1,847,952.27	0.00	0.00	1,847,952.27	442,182,000.00	30.01%	30.00%
A-S	05494NAD3	5.382000%	70,444,000.00	70,444,000.00	0.00	315,941.34	0.00	0.00	315,941.34	70,444,000.00	20.51%	20.50%
B	05494NAE1	5.782000%	38,930,000.00	38,930,000.00	0.00	187,577.72	0.00	0.00	187,577.72	38,930,000.00	15.26%	15.25%
C	05494NAH4	6.002000%	27,807,000.00	27,807,000.00	0.00	139,081.35	0.00	0.00	139,081.35	27,807,000.00	11.50%	11.50%
D	05494NAL5	4.500000%	15,757,000.00	15,757,000.00	0.00	59,088.75	0.00	0.00	59,088.75	15,757,000.00	9.38%	9.38%
E-RR	05494NAR2	6.822589%	10,196,000.00	10,196,000.00	0.00	57,969.27	0.00	0.00	57,969.27	10,196,000.00	8.00%	8.00%
F-RR	05494NAT8	6.822589%	15,757,000.00	15,757,000.00	0.00	89,586.28	0.00	0.00	89,586.28	15,757,000.00	5.88%	5.88%
G-RR	05494NAV3	6.822589%	11,123,000.00	11,123,000.00	0.00	63,239.72	0.00	0.00	63,239.72	11,123,000.00	4.38%	4.38%
J-RR*	05494NAX9	6.822589%	32,441,658.00	32,441,658.00	0.00	184,487.74	0.00	0.00	184,487.74	32,441,658.00	0.00%	0.00%
R	05494NAY7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			741,518,658.00	741,294,356.18	19,508.50	3,234,053.71	0.00	0.00	3,253,562.21	741,274,847.68

X-A	05494NAF8	1.879824%	519,063,000.00	518,838,698.18	0.00	812,771.20	0.00	0.00	812,771.20	518,819,189.68
X-B	05494NAG6	1.201399%	137,181,000.00	137,181,000.00	0.00	137,340.94	0.00	0.00	137,340.94	137,181,000.00
X-D	05494NAJ0	2.322589%	15,757,000.00	15,757,000.00	0.00	30,497.53	0.00	0.00	30,497.53	15,757,000.00
Notional SubTotal			672,001,000.00	671,776,698.18	0.00	980,609.67	0.00	0.00	980,609.67	671,757,189.68

Deal Distribution Total					19,508.50	4,214,663.38	0.00	0.00	4,234,171.88

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05494NAA9	880.75395003	10.37134503	3.05915470	0.00000000	0.00000000	0.00000000	0.00000000	13.43049973	870.38260500
A-2	05494NAB7	1,000.00000000	0.00000000	3.77833333	0.00000000	0.00000000	0.00000000	0.00000000	3.77833333	1,000.00000000
A-3	05494NAC5	1,000.00000000	0.00000000	4.17916666	0.00000000	0.00000000	0.00000000	0.00000000	4.17916666	1,000.00000000
A-S	05494NAD3	1,000.00000000	0.00000000	4.48500000	0.00000000	0.00000000	0.00000000	0.00000000	4.48500000	1,000.00000000
B	05494NAE1	1,000.00000000	0.00000000	4.81833342	0.00000000	0.00000000	0.00000000	0.00000000	4.81833342	1,000.00000000
C	05494NAH4	1,000.00000000	0.00000000	5.00166685	0.00000000	0.00000000	0.00000000	0.00000000	5.00166685	1,000.00000000
D	05494NAL5	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E-RR	05494NAR2	1,000.00000000	0.00000000	5.68549137	0.00000000	0.00000000	0.00000000	0.00000000	5.68549137	1,000.00000000
F-RR	05494NAT8	1,000.00000000	0.00000000	5.68549089	0.00000000	0.00000000	0.00000000	0.00000000	5.68549089	1,000.00000000
G-RR	05494NAV3	1,000.00000000	0.00000000	5.68549132	0.00000000	0.00000000	0.00000000	0.00000000	5.68549132	1,000.00000000
J-RR	05494NAX9	1,000.00000000	0.00000000	5.68675436	(0.00126319)	0.01253450	0.00000000	0.00000000	5.68675436	1,000.00000000
R	05494NAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05494NAF8	999.56787168	0.00000000	1.56584307	0.00000000	0.00000000	0.00000000	0.00000000	1.56584307	999.53028761
X-B	05494NAG6	1,000.00000000	0.00000000	1.00116590	0.00000000	0.00000000	0.00000000	0.00000000	1.00116590	1,000.00000000
X-D	05494NAJ0	1,000.00000000	0.00000000	1.93549089	0.00000000	0.00000000	0.00000000	0.00000000	1.93549089	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	5,754.27	0.00	5,754.27	0.00	0.00	0.00	5,754.27	0.00
A-2	07/01/26 - 07/30/26	30	0.00	283,375.00	0.00	283,375.00	0.00	0.00	0.00	283,375.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	1,847,952.27	0.00	1,847,952.27	0.00	0.00	0.00	1,847,952.27	0.00
X-A	07/01/26 - 07/30/26	30	0.00	812,771.20	0.00	812,771.20	0.00	0.00	0.00	812,771.20	0.00
X-B	07/01/26 - 07/30/26	30	0.00	137,340.94	0.00	137,340.94	0.00	0.00	0.00	137,340.94	0.00
X-D	07/01/26 - 07/30/26	30	0.00	30,497.53	0.00	30,497.53	0.00	0.00	0.00	30,497.53	0.00
A-S	07/01/26 - 07/30/26	30	0.00	315,941.34	0.00	315,941.34	0.00	0.00	0.00	315,941.34	0.00
B	07/01/26 - 07/30/26	30	0.00	187,577.72	0.00	187,577.72	0.00	0.00	0.00	187,577.72	0.00
C	07/01/26 - 07/30/26	30	0.00	139,081.35	0.00	139,081.35	0.00	0.00	0.00	139,081.35	0.00
D	07/01/26 - 07/30/26	30	0.00	59,088.75	0.00	59,088.75	0.00	0.00	0.00	59,088.75	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	57,969.27	0.00	57,969.27	0.00	0.00	0.00	57,969.27	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	89,586.28	0.00	89,586.28	0.00	0.00	0.00	89,586.28	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	63,239.72	0.00	63,239.72	0.00	0.00	0.00	63,239.72	0.00
J-RR	07/01/26 - 07/30/26	30	445.09	184,446.75	0.00	184,446.75	(40.98)	0.00	0.00	184,487.74	406.64
Totals			445.09	4,214,622.39	0.00	4,214,622.39	(40.98)	0.00	0.00	4,214,663.38	406.64

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,234,171.88
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,226,693.55	Master Servicing Fee	2,234.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,113.26
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	319.17
ARD Interest	0.00	Operating Advisor Fee	1,212.84
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	191.50
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,226,693.55	Total Fees	12,071.18

Principal		Expenses/Reimbursements
Scheduled Principal	19,508.50	Reimbursement for Interest on Advances	(40.98)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	19,508.50	Total Expenses/Reimbursements	(40.98)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,214,663.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	19,508.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,234,171.88
Total Funds Collected	4,246,202.05	Total Funds Distributed	4,246,202.08

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	741,294,356.94	741,294,356.94	Beginning Certificate Balance	741,294,356.18
(-) Scheduled Principal Collections	19,508.50	19,508.50	(-) Principal Distributions	19,508.50
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	741,274,848.44	741,274,848.44	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	741,294,356.94	741,294,356.94	Ending Certificate Balance	741,274,847.68
Ending Actual Collateral Balance	741,274,848.44	741,274,848.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.76)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.76)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	11	56,835,500.00	7.67%	48	6.3850	1.628972	1.29 or less	13	271,378,150.97	36.61%	48	6.5997	1.258931
$10,000,000 to $14,999,999	6	68,550,000.00	9.25%	51	6.7604	1.699497	1.30 to 1.49	3	46,300,000.00	6.25%	47	6.6557	1.376922
$15,000,000 to $19,999,999	7	128,350,000.00	17.31%	47	6.8472	1.486521	1.50 to 1.79	14	264,139,348.44	35.63%	47	7.1522	1.651121
$20,000,000 to $29,999,999	10	258,589,348.44	34.88%	47	6.6433	1.651348	1.80 to 1.99	4	29,457,349.03	3.97%	55	5.7831	1.875132
$30,000,000 to $39,999,999	2	71,700,000.00	9.67%	49	6.1644	2.544393	2.00 to 2.49	2	60,000,000.00	8.09%	48	6.7347	2.043333
$40,000,000 to $54,999,999	2	95,000,000.00	12.82%	48	6.8011	1.684737	2.50 or greater	3	70,000,000.00	9.44%	49	4.9355	3.290000
$55,000,000 to $64,499,999	1	62,250,000.00	8.40%	49	6.3800	1.289594	Totals	39	741,274,848.44	100.00%	48	6.6214	1.685826
$65,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	39	741,274,848.44	100.00%	48	6.6214	1.685826
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	418,380.45	0.06%	47	5.3757	1.375259	New Jersey	2	28,500,000.00	3.84%	48	6.6472	1.479298
Arizona	1	212,005.44	0.03%	47	5.3757	1.960000	New York	10	175,855,488.33	23.72%	48	6.6304	1.303968
Arkansas	4	27,848,501.45	3.76%	48	7.0320	1.503512	North Carolina	1	42,826.69	0.01%	47	5.3757	1.280000
California	2	44,010,000.00	5.94%	48	6.3400	1.812720	North Dakota	1	28,595.46	0.00%	47	5.3757	1.960000
Colorado	7	3,965,480.55	0.53%	47	6.3522	1.332100	Ohio	6	903,173.31	0.12%	47	5.3757	1.663927
Connecticut	2	94,608.86	0.01%	47	5.3757	1.537470	Oklahoma	3	254,042.98	0.03%	47	5.3757	1.476303
Delaware	1	10,000,000.00	1.35%	69	4.8400	1.890000	Pennsylvania	2	33,000,000.00	4.45%	48	7.6055	1.670000
Florida	10	48,157,348.95	6.50%	46	6.7067	1.367291	South Carolina	7	1,566,410.71	0.21%	47	5.3757	1.396708
Georgia	1	21,812.35	0.00%	47	5.3757	1.280000	South Dakota	1	144,972.35	0.02%	47	5.3757	1.280000
Hawaii	35	1,836,440.55	0.25%	47	5.3757	1.686902	Tennessee	1	10,000,000.00	1.35%	49	6.3080	2.060000
Idaho	1	42,826.69	0.01%	47	5.3757	1.960000	Texas	4	41,257,385.88	5.57%	48	7.0849	1.360204
Illinois	4	122,805.33	0.02%	47	5.3757	1.688736	Utah	2	190,991.09	0.03%	47	5.3757	1.960000
Indiana	5	29,038,472.86	3.92%	47	7.0238	1.473817	Virginia	3	72,000,000.00	9.71%	47	7.2613	1.686389
Iowa	2	171,129.44	0.02%	47	5.3757	1.886363	Wisconsin	1	3,450,000.00	0.47%	48	6.7100	1.270000
Kansas	1	22,433.03	0.00%	47	5.3757	1.960000	Wyoming	1	4,900,000.00	0.66%	47	6.6050	1.270000
Kentucky	2	158,095.23	0.02%	47	5.3757	1.602266	Totals	143	741,274,848.44	100.00%	48	6.6214	1.685826
Louisiana	3	24,618,238.92	3.32%	47	6.8628	1.193698
									Property Type³
Maryland	1	159,336.58	0.02%	47	5.3757	1.960000
Massachusetts	1	70,000,000.00	9.44%	49	4.9355	3.290000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Michigan	3	57,251,374.07	7.72%	48	6.8112	1.962620		Properties	Balance	Agg. Bal.			DSCR¹
Minnesota	2	1,019,595.65	0.14%	48	6.6844	1.283261	Industrial	75	27,390,449.24	3.70%	46	6.3884	1.538296
Missouri	3	27,342,497.75	3.69%	45	6.8909	1.638824	Lodging	9	167,800,000.00	22.64%	48	7.2682	1.715846
Montana	1	6,000,000.00	0.81%	47	6.6050	1.270000	Mixed Use	3	105,450,000.00	14.23%	49	5.6050	2.622276
Nebraska	2	158,272.57	0.02%	47	5.3757	1.536000	Multi-Family	12	193,900,000.00	26.16%	48	6.5984	1.359483
Nevada	2	16,511,304.90	2.23%	48	7.1662	1.575252	Office	4	81,189,348.44	10.95%	50	6.3427	1.764418
							Other	28	1,395,050.74	0.19%	47	5.3757	1.688232
							Retail	5	132,100,000.00	17.82%	47	6.8762	1.478970
							Self Storage	7	32,050,000.00	4.32%	47	6.6279	1.276225
							Totals	143	741,274,848.44	100.00%	48	6.6214	1.685826

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	8	90,285,500.00	12.18%	51	4.9751	2.916929	12 months or less	21	480,810,000.00	64.86%	48	6.5245	1.793105
	6.00000% to 6.49999%	5	126,260,000.00	17.03%	49	6.3489	1.536156	13 months to 24 months	17	250,464,848.44	33.79%	47	6.8786	1.471732
	6.50000% to 6.99999%	17	358,779,348.44	48.40%	47	6.7689	1.438348	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% to 7.49999%	5	86,900,000.00	11.72%	48	7.1862	1.655955	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.500000% or greater	4	79,050,000.00	10.66%	48	7.6469	1.674845	49 months or greater	1	10,000,000.00	1.35%	69	4.8400	1.890000
	Totals	39	741,274,848.44	100.00%	48	6.6214	1.685826	Totals	39	741,274,848.44	100.00%	48	6.6214	1.685826
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	58 months or less	38	731,274,848.44	98.65%	48	6.6458	1.683034	Interest Only	36	685,945,500.00	92.54%	48	6.5685	1.687460
59 months to 60 months		0	0.00	0.00%	0	0.0000	0.000000	355 months or less	3	55,329,348.44	7.46%	47	7.2776	1.665565
	61 months or greater	1	10,000,000.00	1.35%	69	4.8400	1.890000	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	741,274,848.44	100.00%	48	6.6214	1.685826	Totals	39	741,274,848.44	100.00%	48	6.6214	1.685826
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		26	490,367,349.03	66.15%	48	6.5801	1.755082			No outstanding loans in this group
	12 months or less	13	250,907,499.41	33.85%	48	6.7022	1.550472
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	741,274,848.44	100.00%	48	6.6214	1.685826
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-A	30512483	MF	New York	NY	Actual/360	6.780%	262,725.00	0.00	0.00	N/A	08/06/30	--	45,000,000.00	45,000,000.00	08/06/26
1A-2-A	30512486				Actual/360	6.780%	116,766.67	0.00	0.00	N/A	08/06/30	--	20,000,000.00	20,000,000.00	08/06/26
1A-2-B	30512487				Actual/360	6.780%	52,545.00	0.00	0.00	N/A	08/06/30	--	9,000,000.00	9,000,000.00	08/06/26
2A-2-2-A	30323456	MU	Boston	MA	Actual/360	4.936%	102,001.16	0.00	0.00	N/A	09/01/30	--	24,000,000.00	24,000,000.00	08/01/26
2A-2-2-D	30323457				Actual/360	4.936%	31,025.35	0.00	0.00	N/A	09/01/30	--	7,300,000.00	7,300,000.00	08/01/26
2A-3-2-A	30323458				Actual/360	4.936%	164,476.87	0.00	0.00	N/A	09/01/30	--	38,700,000.00	38,700,000.00	08/01/26
3	30512543	MF	New York	NY	Actual/360	6.380%	341,994.58	0.00	0.00	N/A	09/06/30	--	62,250,000.00	62,250,000.00	08/06/26
4	30512524	LO	Birmingham	MI	Actual/360	6.820%	293,638.89	0.00	0.00	N/A	08/06/30	--	50,000,000.00	50,000,000.00	08/06/26
5A-1-1	30530373	RT	Springfield	VA	Actual/360	7.115%	169,099.83	0.00	0.00	N/A	07/06/30	--	27,600,000.00	27,600,000.00	08/06/26
5A-2-1	30512316				Actual/360	7.115%	112,733.22	0.00	0.00	N/A	07/06/30	--	18,400,000.00	18,400,000.00	08/06/26
6	30512448	LO	Various	PA	Actual/360	7.606%	216,122.96	0.00	0.00	N/A	08/06/30	--	33,000,000.00	33,000,000.00	08/06/26
7	30512360	MF	Various	Various	Actual/360	6.800%	173,617.22	0.00	0.00	N/A	07/06/30	--	29,650,000.00	29,650,000.00	08/06/26
8	30323459	RT	Jamaica	NY	Actual/360	6.605%	164,941.53	0.00	0.00	N/A	08/06/30	--	29,000,000.00	29,000,000.00	08/06/26
9A-1	30323460	RT	Poinciana	FL	Actual/360	6.665%	161,848.42	0.00	0.00	N/A	06/06/30	--	28,200,000.00	28,200,000.00	08/06/26
10A-1	30512142	OF	Clayton	MO	Actual/360	6.900%	161,606.54	19,508.50	0.00	N/A	05/05/30	--	27,198,856.94	27,179,348.44	08/05/26
11	30512547	OF	Encino	CA	Actual/360	6.340%	142,000.15	0.00	0.00	N/A	08/05/30	--	26,010,000.00	26,010,000.00	08/05/26
12	30323462	LO	Various	VA	Actual/360	7.520%	168,364.44	0.00	0.00	N/A	08/06/30	--	26,000,000.00	26,000,000.00	08/06/26
13A-3	30323463	LO	New Orleans	LA	Actual/360	6.870%	115,358.75	0.00	0.00	N/A	07/06/30	--	19,500,000.00	19,500,000.00	08/06/26
13A-4-1	30323464				Actual/360	6.870%	29,579.17	0.00	0.00	N/A	07/06/30	--	5,000,000.00	5,000,000.00	08/06/26
14	30512403	SS	Various	Various	Actual/360	6.605%	119,156.03	0.00	0.00	N/A	07/06/30	--	20,950,000.00	20,950,000.00	08/06/26
15	30512479	MU	Sugar Land	TX	Actual/360	6.700%	110,773.33	0.00	0.00	N/A	09/01/30	--	19,200,000.00	19,200,000.00	08/01/26
16	30512227	IN	Jacksonville	FL	Actual/360	6.875%	109,522.57	0.00	0.00	N/A	06/05/30	--	18,500,000.00	18,500,000.00	08/05/26
17	30512438	RT	Ewing	NJ	Actual/360	6.870%	109,442.92	0.00	0.00	N/A	07/05/30	--	18,500,000.00	18,500,000.00	08/05/26
18	30512553	OF	Encino	CA	Actual/360	6.340%	98,270.00	0.00	0.00	N/A	08/05/30	--	18,000,000.00	18,000,000.00	08/05/26
19	30323465	MU	Las Vegas	NV	Actual/360	7.195%	100,680.03	0.00	0.00	N/A	08/06/30	--	16,250,000.00	16,250,000.00	08/06/26
20	30512539	LO	Fayetteville	AR	Actual/360	7.425%	91,110.94	0.00	0.00	N/A	09/06/30	--	14,250,000.00	14,250,000.00	08/06/26
21	30512441	LO	El Paso	TX	Actual/360	7.865%	94,139.68	0.00	0.00	N/A	07/06/30	--	13,900,000.00	13,900,000.00	07/06/26
22	30512516	RT	East Greenbush	NY	Actual/360	7.160%	64,121.78	0.00	0.00	N/A	08/06/30	--	10,400,000.00	10,400,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23A-11-1	30512342	Various Various		Various	Actual/360	5.376%	27,812.51	0.00	0.00	N/A	07/09/30	--	6,008,172.36	6,008,172.36	08/09/26
23A-11-
	30512348	Various Various		Various	Actual/360	5.376%	4,591.28	0.00	0.00	N/A	07/09/30	--	991,827.64	991,827.64	08/09/26
1FL
23A-12-2	30512459	Various Various		Various	Actual/360	5.376%	13,054.00	0.00	0.00	N/A	07/09/30	--	2,819,978.61	2,819,978.61	08/09/26
23A-12-
	30512460	Various Various		Various	Actual/360	5.376%	2,154.95	0.00	0.00	N/A	07/09/30	--	465,521.39	465,521.39	08/09/26
2FL
24A-5	30509485	OF	Wilmington	DE	Actual/360	4.840%	41,677.78	0.00	0.00	N/A	05/05/32	--	10,000,000.00	10,000,000.00	08/05/26
25A-2	30512622	MF	Edgewater	NJ	Actual/360	6.235%	53,690.28	0.00	0.00	N/A	09/06/30	--	10,000,000.00	10,000,000.00	08/06/26
26	30512503	MF	Memphis	TN	Actual/360	6.308%	54,318.89	0.00	0.00	N/A	09/01/30	--	10,000,000.00	10,000,000.00	08/01/26
27	30512477	MF	Lubbock	TX	Actual/360	6.687%	46,066.00	0.00	0.00	N/A	08/06/30	--	8,000,000.00	8,000,000.00	08/06/26
28	30512400	SS	Hot Springs	AR	Actual/360	6.645%	38,051.85	0.00	0.00	N/A	07/06/30	--	6,650,000.00	6,650,000.00	08/06/26
29	30512428	LO	Scottsburg	IN	Actual/360	7.912%	41,900.63	0.00	0.00	N/A	07/06/30	--	6,150,000.00	6,150,000.00	08/06/26
30	30512454	SS	Various	Various	Actual/360	6.710%	25,712.35	0.00	0.00	N/A	08/06/30	--	4,450,000.00	4,450,000.00	08/06/26
Totals							4,226,693.55	19,508.50	0.00				741,294,356.94	741,274,848.44
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2-2-A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2-2-D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3-2-A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	8,014,774.26	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1-1	0.00	4,797,322.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2-1	0.00	4,797,322.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	615,077.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-1	0.00	1,048,521.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-1	5,804,673.98	1,875,521.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-3	0.00	13,875,124.92	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-4-1	0.00	13,875,124.92	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,532,728.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	94,109.76	94,109.76	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23A-11-1	81,280,338.00	20,776,351.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23A-11-1FL	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A-12-2	81,280,338.00	20,776,351.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23A-12-2FL	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A-5	8,069,780.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	867,638.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	177,302,768.53	91,984,221.98				0.00	0.00	94,109.76	94,109.76	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.621409%	6.602498%	48
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	46,000,000.00	0	0.00	0	0.00	6.621416%	6.602506%	49
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.621425%	6.602515%	50
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.621433%	6.602522%	51
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.621442%	6.602531%	52
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.621449%	6.602539%	53
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.621462%	6.602552%	54
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.621469%	6.602559%	55
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.621476%	6.602566%	56
11/18/25	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.621485%	6.602575%	57
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.621491%	6.602581%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	30512441	07/06/26	0	B	94,109.76	94,109.76	0.00	13,900,000.00
Totals					94,109.76	94,109.76	0.00	13,900,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		545,574,848	545,574,848		0	0
49 - 60 Months		185,700,000	185,700,000		0	0
> 60 Months		10,000,000	10,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	741,274,848	741,274,848	0	0	0	0
Jul-26	741,294,357	741,294,357	0	0	0	0
Jun-26	741,318,937	741,318,937	0	0	0	0
May-26	741,338,185	741,338,185	0	0	0	0
Apr-26	741,362,515	741,362,515	0	0	0	0
Mar-26	741,381,506	741,381,506	0	0	0	0
Feb-26	741,416,001	741,416,001	0	0	0	0
Jan-26	741,434,675	741,434,675	0	0	0	0
Dec-25	741,453,240	741,453,240	0	0	0	0
Nov-25	741,476,912	731,476,912	10,000,000	0	0	0
Oct-25	741,495,227	741,495,227	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A-1-1	30530373	0.00	7.11500%	0.00	7.11500%	8	06/16/26	06/16/26	06/29/26
5A-2-1	30512316	0.00	7.11500%	0.00	7.11500%	8	06/16/26	06/16/26	06/29/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(40.98)	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(40.98)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			(40.98)

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Supplemental Notes
None

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